SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Deferred tax assets derived from net operating loss carry forwards	$ 56,098	$ 35,174
Less: valuation allowance	(56,098)	(35,174)	$ (137,932)
Deferred tax assets
Deferred tax assets
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Deferred tax assets derived from net operating loss carry forwards			206,450
Deferred tax assets	44,387	43,785	219,402
Unabsorbed capital allowances			17,253
Depreciation of property & equipment	48,945	(3,400)	(4,301)
Deferred revenue		47,185
Temporary difference not subject to tax	(4,558)	47,185
Deferred tax assets	$ 44,387	$ 43,785	$ 219,402